Schedule of Share Based Payment Arrangement Option Exercise Price Range (Details)	9 Months Ended
Sep. 30, 2025 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding	10,507,683
Number exercisable	5,948,017
Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.20
Number outstanding	2,268,750
Number exercisable	816,750
Expiry date	Mar. 25, 2029
Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.25
Number outstanding	2,143,333
Number exercisable	42,867
Expiry date	Aug. 20, 2030
Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.30
Number outstanding	1,805,000
Number exercisable	1,119,100
Expiry date	Feb. 21, 2028
Range Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.50
Number outstanding	789,600
Number exercisable	789,600
Expiry date	Feb. 01, 2026
Range Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.50
Number outstanding	2,295,000
Number exercisable	1,973,700
Expiry date	Feb. 01, 2027
Range Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.66
Number outstanding	200,000
Number exercisable	200,000
Expiry date	Jul. 12, 2026
Range Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 1.02
Number outstanding	1,006,000
Number exercisable	1,006,000
Expiry date	Apr. 06, 2026